Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (8,752)	$ (11,675)	$ 4,056
Discontinued operations:
Gain on sale of properties	(1,954)	(557)
Depreciation and amortization	1,147	1,993	2,316
Impairment of real estate assets	8,726	4,013	2,541
Depreciation and amortization	60,738	42,043	39,421
Stock based compensation	2,585	3,735	3,113
Bad debt expense	980	1,290	2,302
Income taxes	(23)
Amortization of deferred market rent	(656)	(1,356)	(1,572)
Amortization of financing costs and discounts	2,422	757	445
Equity in (earnings) losses of affiliates	(20)	124	95
Distributions from investments in affiliates	243	623	107
Contingent consideration related to acquisition of property	(1,487)	710
Impairment of real estate assets		2,386
Change in financing obligation			(378)
Gains on early retirement of debt		(164)	(6,167)
Changes in assets and liabilities:
Escrows and reserves	(7,636)	69	(1,454)
Accounts and other receivables	(4,646)	(1,844)	(1,937)
Accrued straight-line rents	(5,523)	(1,711)	(1,180)
Prepaid expenses and other assets	(283)	107	(658)
Tenant security deposits	135	382	28
Accounts payable and accrued expenses	4,175	3,372	3,139
Accrued interest	612	150	(334)
Rents received in advance	4,510	(172)	2,543
Deferred costs	(17,296)	(7,611)	(6,418)
Total adjustments	46,799	48,339	35,952
Net cash provided by operating activities	38,047	36,664	40,008
Cash flows from investing activities:
Purchase deposit on future acquisitions		(7,403)	(500)
Investment in note receivable	(29,850)	(24,750)
Proceeds from sale of real estate assets	26,883	11,414
Change in escrow and reserves accounts	(1,978)
Additions to rental property and associated intangible assets	(35,622)	(18,917)	(21,928)
Additions to construction in progress	(16,164)	(5,793)	(1,200)
Acquisition of land parcel	(7,500)	(3,200)
Acquisition of rental property and associated intangible assets	(70,523)	(279,248)	(39,310)
Investment in unconsolidated joint ventures	(48,857)	(21,015)
Deconsolidation of joint venture		(896)
Net cash used in investing activities	(183,611)	(349,808)	(62,938)
Cash flows from financing activities:
Financing costs	(4,804)	(1,745)	(3,234)
Issuance of debt	506,000	361,998	109,500
Issuance of common shares, net	3,585	264,573	29,522
Issuance of preferred shares, net	110,997
Contributions from joint venture partners	1,153
Repayments of debt	(438,893)	(258,331)	(92,640)
Dividends to common shareholders	(40,022)	(28,797)	(26,529)
Dividends to preferred shareholders	(7,353)
Distributions to noncontrolling interests	(1,726)	(631)	(718)
Redemption of partnership units		(5)	(3)
Stock option exercises	96	42
Net cash provided by financing activities	129,033	337,104	15,898
Net increase (decrease) in cash and cash equivalents	(16,531)	23,960	(7,032)
Cash and cash equivalents, beginning of year	33,280	9,320	16,352
Cash and cash equivalents, end of year	16,749	33,280	9,320
Supplemental disclosure of cash flow information (amounts in thousands):
Cash paid for interest, net	38,443	32,769	32,638
Cash paid for income based franchise taxes	352
Non-cash investing and financing activities:
Debt assumed in connection with acquisitions of real estate	153,527	14,699
Contingent consideration recorded in connection with acquisition of real estate	9,356	1,398	688
Conversion of Operating Partnership units into common shares	19	55	483
Issuance of Operating Partnership units in connection with acquisitions of real estate	$ 28,845	$ 3,519